UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08703

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	6/30/13

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Strategies Fund
June 30, 2013 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--139.9%		Rate (%)	Date	Amount ($) [a]		Value ($)
Casinos--5.7%
Ameristar Casinos,
Gtd. Notes		7.50	4/15/21	1,695,000	b	1,771,275
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	740,000		807,525
MGM Resorts International,
Gtd. Notes		10.00	11/1/16	2,370,000	b	2,790,675
MGM Resorts International,
Gtd. Notes		11.38	3/1/18	3,940,000	b	4,944,700
Peninsula Gaming,
Gtd. Notes		8.38	2/15/18	770,000	b,c	804,650
Penn National Gaming,
Sr. Sub. Notes		8.75	8/15/19	2,580,000	b	2,838,000
Pinnacle Entertainment,
Gtd. Notes		8.75	5/15/20	1,095,000	b	1,179,862
Scientific Games International,
Gtd. Notes		9.25	6/15/19	900,000	b	978,750
						16,115,437
Consumer Discretionary--19.6%
Allbritton Communications,
Sr. Unscd. Notes		8.00	5/15/18	1,855,000	b	1,980,212
AMC Networks,
Gtd. Notes		7.75	7/15/21	1,215,000	b	1,333,463
Brookfield Residential Properties,
Gtd. Notes		6.50	12/15/20	1,575,000	b,c	1,594,688
Brookfield Residential Properties,
Gtd. Notes		6.13	7/1/22	270,000	c	266,288
Cablevision Systems,
Sr. Unscd. Notes		8.00	4/15/20	555,000	b	607,725
Cablevision Systems,
Sr. Unscd. Notes		8.63	9/15/17	1,775,000	b	2,023,500
Chrysler Group,
Scd. Notes		8.25	6/15/21	3,660,000	b	4,058,025
Cirsa Funding Luxembourg,
Gtd. Notes	EUR	8.75	5/15/18	395,000		519,804
Clear Channel Communications,
Sr. Scd. Notes		9.00	12/15/19	1,515,000	b,c	1,477,125
Clear Channel Communications,
Gtd. Notes		10.75	8/1/16	670,000		584,575
Clear Channel Worldwide Holdings,
Gtd. Notes		6.50	11/15/22	375,000	b,c	386,250
Clear Channel Worldwide Holdings,
Gtd. Notes		6.50	11/15/22	765,000	b,c	791,775
Cumulus Media Holdings,
Gtd. Notes		7.75	5/1/19	1,765,000	b	1,734,113
Goodyear Tire & Rubber,
Gtd. Notes		8.25	8/15/20	1,450,000	b	1,595,000
Hillman Group,
Gtd. Notes		10.88	6/1/18	1,855,000	b	2,017,313
J.Crew Group,
Gtd. Notes		8.13	3/1/19	1,355,000	b	1,429,525
Lear,
Gtd. Notes		8.13	3/15/20	550,000	b	605,000
Nara Cable Funding,
Sr. Scd. Notes		8.88	12/1/18	1,200,000	c	1,254,000
Nexstar Broadcasting,
Gtd. Notes		6.88	11/15/20	1,200,000	b,c	1,242,000
Nexstar/Mission Broadcasting,
Scd. Notes		8.88	4/15/17	220,000	b	236,500
Ono Finance II,
Gtd. Notes		10.88	7/15/19	1,370,000	b,c	1,431,650
Quebecor Media,

Sr. Unscd. Notes		7.75	3/15/16	1,099,000	b	1,119,606
Rite Aid,
Gtd. Notes		6.75	6/15/21	1,860,000	c	1,836,750
Rite Aid,
Gtd. Notes		9.50	6/15/17	2,920,000	b	3,034,026
Schaeffler Finance,
Sr. Scd. Notes		7.75	2/15/17	390,000	b,c	432,900
Schaeffler Finance,
Sr. Scd. Notes		8.50	2/15/19	1,850,000	b,c	2,072,000
Shea Homes Funding,
Sr. Scd. Notes		8.63	5/15/19	3,200,000	b	3,432,000
Silver II Borrower/Silver II US
Holdings, Gtd. Notes		7.75	12/15/20	1,960,000	b,c	1,979,600
Sinclair Television Group,
Scd. Notes		9.25	11/1/17	1,945,000	b,c	2,066,563
Standard Pacific,
Gtd. Notes		8.38	5/15/18	2,025,000	b	2,318,625
StoneMor Partners,
Gtd. Notes		7.88	6/1/21	740,000	c	728,900
Taylor Morrison Communities,
Gtd. Notes		7.75	4/15/20	1,671,000	b,c	1,808,858
UCI International,
Gtd. Notes		8.63	2/15/19	2,540,000	b	2,603,500
Unitymedia Hessen & Co.,
Sr. Scd. Notes		7.50	3/15/19	1,870,000	b,c	1,977,525
Unitymedia,
Scd. Notes	EUR	9.63	12/1/19	1,310,000		1,884,193
William Lyon Homes,
Gtd. Notes		8.50	11/15/20	1,115,000	b,c	1,218,137
						55,681,714
Consumer Staples--2.7%
Albea Beauty Holdings,
Sr. Scd. Notes		8.38	11/1/19	1,690,000	b,c	1,664,650
Bakkavor Finance 2,
Sr. Scd. Notes	GBP	8.75	6/15/20	525,000		805,490
Michael Foods Group,
Gtd. Notes		9.75	7/15/18	2,898,000	b	3,187,800
Post Holdings,
Gtd. Notes		7.38	2/15/22	1,530,000	b	1,644,750
RSI Home Products,
Scd. Notes		6.88	3/1/18	395,000	b,c	405,862
						7,708,552
Energy--12.3%
Alpha Natural Resources,
Gtd. Notes		9.75	4/15/18	1,830,000	b	1,772,812
Antero Resources Finance,
Gtd. Notes		9.38	12/1/17	3,505,000	b	3,732,825
Aurora USA Oil & Gas,
Gtd. Notes		9.88	2/15/17	1,915,000	b,c	2,001,175
Bonanza Creek Energy,
Gtd. Notes		6.75	4/15/21	1,640,000	c	1,660,500
Carrizo Oil & Gas,
Gtd. Notes		7.50	9/15/20	1,920,000		2,006,400
Chesapeake Energy,
Gtd. Notes		9.50	2/15/15	3,185,000	b	3,535,350
EP Energy Finance,
Sr. Unscd. Notes		9.38	5/1/20	2,200,000	b	2,497,000
Halcon Resources,
Gtd. Notes		8.88	5/15/21	820,000	b	799,500
Halcon Resources,
Gtd. Notes		9.75	7/15/20	2,820,000	b	2,827,050
Hercules Offshore,
Gtd. Notes		8.75	7/15/21	1,605,000	c	1,629,075
Kodiak Oil & Gas,
Gtd. Notes		8.13	12/1/19	1,765,000	b	1,923,850
Murray Energy,
Sr. Scd. Notes		8.63	6/15/21	1,200,000	c	1,206,000
Newfield Exploration,

Sr. Sub. Notes		6.88	2/1/20	1,550,000	b	1,604,250
Northern Oil and Gas,
Gtd. Notes		8.00	6/1/20	1,955,000	b	1,984,325
Offshore Group Investment,
Sr. Scd. Notes		7.50	11/1/19	1,805,000	b	1,890,737
Rex Energy,
Gtd. Notes		8.88	12/1/20	1,535,000	c	1,584,888
Welltec,
Sr. Scd. Notes		8.00	2/1/19	1,990,000	b,c	2,079,550
						34,735,287
Entertainment & Gaming--1.9%
AMC Entertaiment,
Gtd. Notes		9.75	12/1/20	3,715,000	b	4,225,812
Regal Entertainment Group,
Gtd. Notes		9.13	8/15/18	1,075,000	b	1,187,875
						5,413,687
Financial--16.3%
Ahern Rentals,
Scd. Notes		9.50	6/15/18	860,000	c	861,075
Ally Financial,
Gtd. Notes		7.50	9/15/20	1,410,000	b	1,630,313
Ally Financial,
Gtd. Notes		8.00	11/1/31	1,840,000	b	2,221,800
Ashton Woods USA/Finance,
Unscd. Notes		6.88	2/15/21	370,000	b,c	374,625
Boparan Finance,
Gtd. Notes	EUR	9.75	4/30/18	1,530,000		2,168,260
Hub International,
Gtd. Notes		8.13	10/15/18	3,050,000	b,c	3,187,250
Icahn Enterprises Finance,
Gtd. Notes		8.00	1/15/18	4,465,000	b	4,699,412
Interactive Data,
Gtd. Notes		10.25	8/1/18	1,580,000	b	1,745,900
International Lease Finance,
Sr. Unscd. Notes		8.25	12/15/20	3,195,000	b	3,598,369
International Lease Finance,
Sr. Unscd. Notes		8.63	9/15/15	1,155,000	b,d	1,269,056
International Lease Finance,
Sr. Unscd. Notes		8.88	9/1/17	1,675,000	b	1,896,938
Lloyds TSB Bank,
Sub. Notes	GBP	10.75	12/16/21	2,385,000	d	4,256,921
Lloyds TSB Bank,
Sub. Notes	EUR	11.88	12/16/21	690,000	d	1,090,626
Nuveen Investments,
Sr. Unscd. Notes		9.50	10/15/20	1,790,000	b,c	1,790,000
Odeon & UCI Finco,
Sr. Scd. Notes	GBP	9.00	8/1/18	950,000		1,531,606
Onex USI Acquisition,
Sr. Unscd. Notes		7.75	1/15/21	2,355,000	b,c	2,331,450
Provident Funding,
Gtd. Notes		6.75	6/15/21	1,205,000	c	1,208,012
ROC Finance,
Scd. Notes		12.13	9/1/18	2,750,000	b,c	3,141,875
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	2,815,000	d	3,118,640
SLM,
Sr. Unscd. Notes		8.00	3/25/20	940,000	b	1,021,075
SLM,
Sr. Unscd. Notes		8.45	6/15/18	2,675,000	b	2,982,625
						46,125,828
Health Care--6.2%
CHS/Community Health Systems,
Gtd. Notes		8.00	11/15/19	1,900,000		2,030,625
Envision Healthcare Holdings,
Sr. Notes		9.25	10/1/17	1,350,000	b,c	1,373,625
HCA Holdings,
Sr. Unscd. Notes		7.75	5/15/21	5,650,000	b	6,116,125
IASIS Healthcare,

Gtd. Notes		8.38	5/15/19	2,055,000	b	2,084,541
Physio-Control International,
Sr. Scd. Notes		9.88	1/15/19	1,285,000	b,c	1,419,925
STHI Holding,
Scd. Notes		8.00	3/15/18	1,940,000	b,c	2,104,900
United Surgical Partners
International, Gtd. Notes		9.00	4/1/20	1,425,000	b	1,546,125
VPII Escrow,
Sr. Unscd. Notes		6.75	8/15/18	850,000	c	872,313
						17,548,179
Industrial--20.1%
AA Bond,
Scd. Notes	GBP	9.50	7/31/43	490,000		745,270
ADS Waste Holdings,
Sr. Unscd. Notes		8.25	10/1/20	1,930,000	b,c	1,978,250
Ainsworth Lumber,
Sr. Scd. Notes		7.50	12/15/17	480,000	b,c	511,200
Algeco Scotsman Global Finance,
Sr. Scd. Notes	EUR	9.00	10/15/18	610,000		804,086
Algeco Scotsman Global Finance,
Gtd. Notes		10.75	10/15/19	1,825,000	b,c	1,752,000
Brickman Group Holdings,
Sr. Notes		9.13	11/1/18	2,695,000	b,c	2,897,125
Cemex SAB de CV,
Sr. Scd. Notes		9.50	6/15/18	1,795,000	c	1,947,575
Ceridian,
Sr. Scd. Notes		8.88	7/15/19	700,000	b,c	781,375
Ceridian,
Sr. Unscd. Notes		11.00	3/15/21	1,085,000	b,c	1,204,350
Ceridian,
Gtd. Notes		12.25	11/15/15	351,150	b	357,295
Envision Healthcare,
Gtd. Notes		8.13	6/1/19	975,000	b	1,040,812
Garda World Security,
Sr. Unscd. Notes		9.75	3/15/17	2,000,000	b,c	2,135,000
Good Sam Enterprises,
Sr. Scd. Notes		11.50	12/1/16	1,790,000	b	1,915,300
Interline Brands,
Sr. Unscd. Notes		10.00	11/15/18	2,420,000	b	2,613,600
Kratos Defense & Security
Solutions, Sr. Scd. Notes		10.00	6/1/17	1,965,000	b	2,112,375
Manitowoc,
Gtd. Notes		8.50	11/1/20	3,100,000	b	3,394,500
Manitowoc,
Gtd. Notes		9.50	2/15/18	900,000	b	972,000
Marquette Transportation Finance,
Scd. Notes		10.88	1/15/17	2,940,000	b	3,160,500
Mobile Mini,
Gtd. Notes		7.88	12/1/20	2,460,000	b	2,656,800
Navios Maritime Acquisition,
Sr. Scd. Notes		8.63	11/1/17	850,000	b	873,375
Navios Maritime Holdings,
Sr. Scd. Notes		8.88	11/1/17	910,000	b	946,400
Navios South American Logistics,
Gtd. Notes		9.25	4/15/19	140,000	c	150,850
Navios South American Logistics,
Gtd. Notes		9.25	4/15/19	1,180,000	b	1,271,450
Nortek,
Gtd. Notes		8.50	4/15/21	230,000	b	247,250
Nortek,
Gtd. Notes		8.50	4/15/21	1,340,000	b,c	1,427,100
Obrascon Huarte Lain,
Sr. Unscd. Notes	EUR	8.75	3/15/18	735,000		1,030,852
Ply Gem Industries,
Sr. Scd. Notes		8.25	2/15/18	711,000	b	760,770
RBS Global/Rexnord,
Gtd. Notes		8.50	5/1/18	2,395,000	b	2,556,662
Reliance Intermediate Holdings,

Sr. Scd. Notes		9.50	12/15/19	2,515,000	b,c	2,728,775
Roofing Supply Group,
Gtd. Notes		10.00	6/1/20	1,250,000	b,c	1,365,625
ServiceMaster,
Gtd. Notes		8.00	2/15/20	375,000	b	375,938
Titan International,
Sr. Scd. Notes		7.88	10/1/17	1,150,000	b,c	1,213,250
TransUnion Holding,
Sr. Unscd. Notes		9.63	6/15/18	1,915,000	b	2,053,838
Trinseo Materials Operating,
Sr. Scd. Notes		8.75	2/1/19	1,485,000	c	1,425,600
United Rentals North America,
Gtd. Notes		8.38	9/15/20	1,900,000	b	2,066,250
United Rentals North America,
Gtd. Notes		9.25	12/15/19	1,675,000	b	1,855,063
Watco Companies,
Gtd. Notes		6.38	4/1/23	305,000	b,c	305,000
Zachry Holdings,
Sr. Notes		7.50	2/1/20	1,245,000	b,c	1,288,575
						56,922,036
Information Technology--7.0%
CDW Finance,
Gtd. Notes		8.50	4/1/19	3,748,000	b	4,047,840
Epicor Software,
Gtd. Notes		8.63	5/1/19	2,565,000	b	2,641,950
First Data,
Scd. Notes		8.25	1/15/21	1,636,000	b,c	1,676,900
First Data,
Gtd. Notes		10.63	6/15/21	225,000	c	223,312
First Data,
Gtd. Notes		12.63	1/15/21	3,900,000	b	4,143,750
Infor US,
Gtd. Notes		9.38	4/1/19	1,475,000	b	1,605,906
Sophia,
Gtd. Notes		9.75	1/15/19	1,553,000	b,c	1,669,475
WireCo WorldGroup,
Gtd. Notes		9.50	5/15/17	3,675,000	b	3,822,000
						19,831,133
Materials--27.4%
AEP Industries,
Sr. Unscd. Notes		8.25	4/15/19	2,125,000	b	2,297,656
American Gilsonite,
Sr. Scd. Notes		11.50	9/1/17	1,665,000	b,c	1,760,737
Amkor Technology,
Sr. Unscd. Notes		6.38	10/1/22	880,000	c	866,800
ArcelorMittal,
Sr. Unscd. Notes		6.75	2/25/22	500,000	b,d	515,000
ArcelorMittal,
Sr. Unscd. Bonds		10.35	6/1/19	3,323,000	b,d	3,946,062
ARD Finance,
Sr. Scd. Notes		11.13	6/1/18	2,025,544	b,c	2,157,205
Ardagh Packaging Finance,
Gtd. Notes		9.13	10/15/20	2,000,000	c	2,142,500
Ardagh Packaging Finance,
Gtd. Notes	EUR	9.25	10/15/20	1,625,000		2,226,216
Beverage Packaging Holdings
Luxembourg II, Scd. Notes	EUR	8.00	12/15/16	325,000		422,188
BOE Intermediate Holding,
Sr. Unscd. Notes		9.00	11/1/17	835,000	c	805,775
BOE Merger,
Sr. Unscd. Notes		9.50	11/1/17	1,225,000	c	1,255,625
Builders FirstSource,
Sr. Scd. Notes		7.63	6/1/21	340,000	c	329,800
BWAY Holding,
Gtd. Notes		10.00	6/15/18	1,080,000	b	1,188,000
Consolidated Container,
Gtd. Notes		10.13	7/15/20	2,320,000	b,c	2,447,600
Dynacast International,

Scd. Notes		9.25	7/15/19	2,375,000	b	2,600,625
Eagle Midco,
Sr. Unscd. Notes		9.00	6/15/18	455,000	c	445,900
Edgen Murray,
Sr. Scd. Notes		8.75	11/1/20	1,705,000	b,c	1,705,000
FMG Resources (August 2006),
Gtd. Notes		8.25	11/1/19	3,415,000	b,c	3,534,525
Gestamp Funding Luxembourg,
Sr. Scd. Notes		5.63	5/31/20	1,365,000	c	1,303,575
Global Brass & Copper,
Sr. Scd. Notes		9.50	6/1/19	930,000	b,c	999,750
Hexion U.S. Finance/Nova Scotia,
Sr. Scd. Notes		8.88	2/1/18	585,000		599,625
Hexion U.S. Finance/Nova Scotia,
Scd. Notes		9.00	11/15/20	1,860,000	b	1,785,600
Huntsman International,
Gtd. Notes		8.63	3/15/20	2,030,000	b	2,217,775
Huntsman International,
Gtd. Notes		8.63	3/15/21	1,515,000	b	1,670,287
INEOS Finance,
Sr. Scd. Notes		7.50	5/1/20	305,000	b,c	325,588
INEOS Finance,
Sr. Scd. Bonds		8.38	2/15/19	1,225,000	b,c	1,342,906
INEOS Group Holdings,
Gtd. Notes	EUR	6.50	8/15/18	2,480,000		3,095,852
JMC Steel Group,
Sr. Notes		8.25	3/15/18	995,000	b,c	977,588
OXEA Finance,
Sr. Scd. Notes		9.50	7/15/17	1,493,000	b,c	1,606,543
Packaging Dynamics,
Sr. Scd. Notes		8.75	2/1/16	740,000	b,c	751,100
Plastipak Holdings,
Sr. Notes		10.63	8/15/19	1,539,000	b,c	1,700,595
Rain CII Carbon,
Sr. Scd. Notes		8.25	1/15/21	2,965,000	c	2,979,825
Rentech Nitrogen Partners,
Scd. Notes		6.50	4/15/21	1,625,000	c	1,614,844
Reynolds Group,
Gtd. Notes		8.50	5/15/18	4,155,000	b,d	4,300,425
Reynolds Group,
Gtd. Notes		9.88	8/15/19	2,230,000	b	2,397,250
Ryerson,
Sr. Scd. Notes		9.00	10/15/17	955,000	c	972,906
Sappi Papier Holding,
Sr. Scd. Notes		7.75	7/15/17	730,000	b,c	773,800
Sappi Papier Holding,
Sr. Scd. Notes		8.38	6/15/19	1,910,000	b,c	2,022,213
Sealed Air,
Gtd. Notes		8.13	9/15/19	1,270,000	b,c	1,422,400
Sealed Air,
Gtd. Notes		8.38	9/15/21	1,030,000	b,c	1,169,050
Severstal Columbus,
Sr. Scd. Notes		10.25	2/15/18	4,885,000	b	5,086,506
TPC Group,
Sr. Scd. Notes		8.75	12/15/20	2,000,000	b,c	2,055,000
Tronox Finance,
Gtd. Notes		6.38	8/15/20	1,240,000	b,c	1,174,900
US Coatings Acquisition/Axalta
Coating Systems Dutch Holding,
Gtd. Notes, Cl. B		7.38	5/1/21	2,625,000	b,c	2,687,344
						77,680,461
Telecommunications--15.5%
Cincinnati Bell,
Gtd. Notes		8.38	10/15/20	1,215,000	b	1,257,525
CommScope Holdings,
Sr. Unscd. Notes		6.63	6/1/20	1,030,000	c	988,800
CommScope,
Gtd. Notes		8.25	1/15/19	2,755,000	b,c	2,954,737

CPI International,
Gtd. Notes		8.00	2/15/18	1,355,000	b	1,402,425
Digicel,
Sr. Unscd. Notes		8.25	9/1/17	1,215,000	c	1,269,675
Digicel Group,
Sr. Unscd. Notes		8.25	9/30/20	1,725,000	c	1,794,000
Digicel Group,
Sr. Unscd. Notes		10.50	4/15/18	3,231,000	c	3,441,015
Eileme 2 AB,
Sr. Scd. Notes		11.63	1/31/20	2,900,000	b,c	3,306,000
Goodman Networks,
Sr. Scd. Notes		13.13	7/1/18	1,060,000	b,c,d	1,128,900
Hughes Satellite Systems,
Gtd. Notes		7.63	6/15/21	2,010,000	b	2,145,675
Intelsat Luxembourg,
Gtd. Notes		7.75	6/1/21	2,445,000	c	2,478,619
Level 3 Financing,
Gtd. Notes		8.13	7/1/19	1,000,000	b	1,057,500
Level 3 Financing,
Gtd. Notes		8.63	7/15/20	2,430,000	b	2,597,062
Sable International Finance,
Sr. Scd. Notes		8.75	2/1/20	1,845,000	b,c	2,038,725
Sprint Nextel,
Gtd. Notes		9.00	11/15/18	930,000	b,c	1,090,425
Sprint Nextel,
Sr. Unscd. Notes		11.50	11/15/21	5,325,000	b	7,108,875
West,
Gtd. Notes		7.88	1/15/19	1,400,000	b	1,461,250
West,
Gtd. Notes		8.63	10/1/18	3,145,000	b	3,376,944
Wind Acquisition Finance,
Sr. Scd. Notes		6.50	4/30/20	460,000	c	458,850
Wind Acquisition Finance,
Scd. Notes		11.75	7/15/17	2,365,000	b,c	2,471,425
						43,828,427
Utilities--5.2%
AES,
Sr. Unscd. Notes		9.75	4/15/16	3,195,000	b	3,698,212
Calpine,
Sr. Scd. Notes		7.50	2/15/21	1,291,000	b,c	1,384,597
Calpine,
Sr. Scd. Notes		7.88	1/15/23	2,096,000	b,c	2,263,680
GenOn Energy,
Sr. Unscd. Notes		9.50	10/15/18	3,064,000	b	3,416,360
NRG Energy,
Gtd. Notes		7.63	5/15/19	2,015,000	b	2,115,750
Techem Energy Metering Service &
Co., Gtd. Notes	EUR	7.88	10/1/20	1,435,000	c	1,987,587
						14,866,186
Total Bonds and Notes
(cost $381,730,103)						396,456,927

Preferred Stocks--.9%				Shares		Value ($)
Financial
GMAC Capital Trust I,
Ser. 2, Cum. $2.03
(cost $2,492,932)				98,738	[d]	2,572,125

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $492,220)				492,220	[e]	492,220
Total Investments (cost $384,715,255)				141.0%		399,521,272
Liabilities, Less Cash and Receivables				(41.0%)		(116,088,376)
Net Assets				100.0%		283,432,896

a	Principal amount stated in U.S. Dollars unless otherwise noted.
EUR--Euro
GBP--British Pound
b	Collateral for Revolving Credit and Security Agreement.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities were valued at $153,336,175 or 54.1% of net assets.
d	Variable rate security--interest rate subject to periodic change.
e	Investment in affiliated money market mutual fund.

At June 30, 2013, net unrealized appreciation on investments was $14,806,017 of which $17,091,752 related to appreciated investment securities and $2,285,735 related to depreciated investment securities. At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	139.9
Preferred Stocks	.9
Money Market Investment	.2
141.0

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
June 30, 2013 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

British Pound,
Expiring
7/2/2013 a	490,000	753,784	745,270	(8,514)

Sales:		Proceeds ($)

British Pound,
Expiring
7/31/2013 b	5,065,000	7,802,777	7,701,852	100,925

Euro,
Expiring:
7/31/2013 b	1,590,000	2,082,956	2,069,911	13,045
7/31/2013 c	2,640,000	3,458,928	3,436,833	22,095
7/31/2013 d	3,755,000	4,919,688	4,888,375	31,313
7/31/2013 e	3,970,000	5,199,549	5,168,268	31,281

Gross Unrealized Appreciation				198,659
Gross Unrealized Depreciation				(8,514)

Counterparties:

a	Deutsche Bank
b	Goldman Sachs International
c	Commonwealth Bank of Australia
d	Credit Suisse
e	Morgan Stanley Capital Services

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund's investments:
			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	396,456,927	-	396,456,927
Mutual Funds	492,220	-	-	492,220
Preferred Stocks+	-	2,572,125	-	2,572,125
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	198,659	-	198,659
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(8,514)	-	(8,514)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended May 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 20, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	August 20, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)